Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Payables and Accruals [Abstract]
Accrued Expenses
7.	ACCRUED EXPENSES

Accrued expenses consisted of the following as of September 26, 2015 and December 27, 2014:

	September 26,	December 27,
	2015	2014
Interest	$12,973	$32,475
Payroll and benefits	22,095	20,326
Capital lease obligations	16,065	17,530
Insurance	13,710	11,402
Non-income taxes	10,221	5,520
Professional fees	1,305	3,299
Other (1)	14,511	10,944

Total	$90,880	$101,496

(1)	Consists primarily of subcontractor and working capital settlement accruals.

(8) Accrued Expenses

Accrued expenses consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Interest	$32,475	$17,294
Payroll and benefits	20,326	16,368
Capital lease obligations	17,530	2,068
Insurance	11,402	7,445
Non-income taxes	5,520	4,168
Professional fees	3,299	2,352
Other(1)	10,944	7,556

Total	$101,496	$57,251

(1)	Consists primarily of subcontractor and working capital settlement accruals.